Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Interest and fees on loans	$ 83,120	$ 77,024	$ 71,543
Interest and dividends on securities:
Taxable securities	5,397	5,714	5,868
Exempt from Federal income taxes	1,208	1,191	768
Interest on loans held for sale	324	391	385
Interest on Federal funds sold	271	304	154
Interest on interest bearing deposits	549	0	0
Interest and dividends on restricted equity securities	151	122	121
Total interest income	91,020	84,746	78,839
Interest expense:
Interest on negotiable order of withdrawal accounts	1,308	1,371	1,515
Interest on money market accounts and other savings accounts	2,211	1,915	1,906
Interest on certificates of deposit and individual retirement accounts	5,353	4,978	5,179
Interest on securities sold under repurchase agreements	9	3	7
Interest on Federal funds purchased	8	17	1
Total interest expense	8,889	8,284	8,608
Net interest income before provision for loan losses	82,131	76,462	70,231
Provision for loan losses	1,681	379	388
Net interest income after provision for loan losses	80,450	76,083	69,843
Non-interest income	22,836	21,728	19,941
Non-interest expense	(60,406)	(57,337)	(52,159)
Earnings before income taxes	42,880	40,474	37,625
Income taxes	19,354	14,841	13,762
Net earnings	$ 23,526	$ 25,633	$ 23,863
Basic earnings per common share (in dollars per share)	$ 2.26	$ 2.49	$ 2.35
Diluted earnings per common share (in dollars per share)	$ 2.26	$ 2.49	$ 2.35
Weighted average common shares outstanding:
Basic (in shares)	10,407,211	10,279,332	10,165,477
Diluted (in shares)	10,412,536	10,284,328	10,170,180